Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000169744 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Bank ETF
Class Name	First Trust Nasdaq Bank ETF
Trading Symbol	FTXO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Bank ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Bank ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.70% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark BanksTM Index, which returned 18.80% for the same Period.
During the Period, the Fund allocated investments between two sub industries. Diversified Banks received a weight of 54.9% and contributed 8.4% to the Fund’s overall return while Regional Banks received a weight of 44.9% and contributed 7.0% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Bank ETF	14.70%	17.37%	7.72%
Nasdaq US Smart BanksTM Index	15.37%	18.16%	8.43%
Nasdaq US Benchmark BanksTM Index	18.80%	19.33%	11.59%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXO for more recent performance information.
Net Assets	$ 224,648,670
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 859,178
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$224,648,670
Total number of portfolio holdings	51
Total advisory fee paid	$859,178
Portfolio turnover rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	8.0%
Wells Fargo & Co.	7.9%
Bank of America Corp.	7.8%
U.S. Bancorp	7.8%
Citigroup, Inc.	7.7%
M&T Bank Corp.	4.0%
PNC Financial Services Group (The), Inc.	4.0%
First Citizens BancShares, Inc., Class A	3.9%
Citizens Financial Group, Inc.	3.9%
Huntington Bancshares, Inc.	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	8.0%
Wells Fargo & Co.	7.9%
Bank of America Corp.	7.8%
U.S. Bancorp	7.8%
Citigroup, Inc.	7.7%
M&T Bank Corp.	4.0%
PNC Financial Services Group (The), Inc.	4.0%
First Citizens BancShares, Inc., Class A	3.9%
Citizens Financial Group, Inc.	3.9%
Huntington Bancshares, Inc.	3.6%

C000169745 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Food & Beverage ETF
Class Name	First Trust Nasdaq Food & Beverage ETF
Trading Symbol	FTXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Food & Beverage ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Food & Beverage ETF	$59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.38% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark Food, Beverage, and TobaccoTM Index, which returned 9.46% for the same Period.
During the Period, investments in the Food Products industry received the greatest average weight in the Fund of 58.2% and contributed -2.7% to the Fund’s overall return, which was the most negative return contribution of any industry. With an average weight of 2.5%, the greatest return contribution of 0.5% came from a single investment, US Foods Holding Corp., in the Consumer Staples Distribution & Retail industry, the only investment in that industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Food & Beverage ETF	-2.38%	8.95%	3.97%
Nasdaq US Smart Food & BeverageTM Index	-1.80%	9.63%	4.62%
Nasdaq US Benchmark Food, Beverage and TobaccoTM Index	9.46%	11.90%	7.64%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXG for more recent performance information.
Net Assets	$ 25,987,214
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 209,445
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$25,987,214
Total number of portfolio holdings	31
Total advisory fee paid	$209,445
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mondelez International, Inc., Class A	8.3%
Coca-Cola (The) Co.	7.9%
PepsiCo, Inc.	7.7%
Kraft Heinz (The) Co.	7.4%
General Mills, Inc.	6.3%
Constellation Brands, Inc., Class A	4.1%
Tyson Foods, Inc., Class A	4.1%
Keurig Dr Pepper, Inc.	4.0%
Archer-Daniels-Midland Co.	4.0%
Monster Beverage Corp.	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mondelez International, Inc., Class A	8.3%
Coca-Cola (The) Co.	7.9%
PepsiCo, Inc.	7.7%
Kraft Heinz (The) Co.	7.4%
General Mills, Inc.	6.3%
Constellation Brands, Inc., Class A	4.1%
Tyson Foods, Inc., Class A	4.1%
Keurig Dr Pepper, Inc.	4.0%
Archer-Daniels-Midland Co.	4.0%
Monster Beverage Corp.	3.9%

C000169746 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Oil & Gas ETF
Class Name	First Trust Nasdaq Oil & Gas ETF
Trading Symbol	FTXN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Oil & Gas ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Oil & Gas ETF	$59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -3.88% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark EnergyTM Index, which returned 1.33% for the same Period.
During the Period, investments in the Oil & Gas Exploration & Production sub-industry received the greatest allocation in the Fund with an average weight of 35.5% and contributed -3.9% to the Fund’s overall return. With a weight of 18.4%, the greatest contribution to the Fund’s return of 7.6% came from the Oil & Gas Storage & Transportation sub-industry. The most negative contribution to the Fund’s return of -4.9% came from the Oil & Gas Refining & Marketing sub-industry, which received a weight of 15.4%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Oil & Gas ETF	-3.88%	33.27%	7.38%
Nasdaq US Smart Oil & GasTM Index	-3.33%	34.17%	8.07%
Nasdaq US Benchmark EnergyTM Index	1.33%	31.27%	7.81%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXN for more recent performance information.
Net Assets	$ 157,318,322
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,112,949
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$157,318,322
Total number of portfolio holdings	43
Total advisory fee paid	$1,112,949
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp.	8.2%
ConocoPhillips	8.2%
Chevron Corp.	8.1%
EOG Resources, Inc.	7.8%
Occidental Petroleum Corp.	7.4%
Kinder Morgan, Inc.	4.0%
Devon Energy Corp.	4.0%
Diamondback Energy, Inc.	3.9%
Schlumberger N.V.	3.9%
Cheniere Energy, Inc.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	8.2%
ConocoPhillips	8.2%
Chevron Corp.	8.1%
EOG Resources, Inc.	7.8%
Occidental Petroleum Corp.	7.4%
Kinder Morgan, Inc.	4.0%
Devon Energy Corp.	4.0%
Diamondback Energy, Inc.	3.9%
Schlumberger N.V.	3.9%
Cheniere Energy, Inc.	3.5%

C000169747 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Pharmaceuticals ETF
Class Name	First Trust Nasdaq Pharmaceuticals ETF
Trading Symbol	FTXH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Pharmaceuticals ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.04% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark PharmaceuticalsTM Index, which returned 5.76% for the same Period.
During the Period, the Fund allocated over 90% of its assets across two industries: Biotechnology and Pharmaceuticals. The Pharmaceuticals industry carried an average weight of 49.6% and contributed -1.4% to the Fund’s overall return while the allocation to Biotechnology was 42.6% and these investments earned a return of 3.3% for the Fund during the Period, the greatest of any industry. Investments in the Life Sciences Tools & Services industry were the greatest drag to the Fund’s return with a contribution of -1.9%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Pharmaceuticals ETF	0.04%	8.68%	5.06%
Nasdaq US Smart PharmaceuticalsTM Index	0.68%	9.36%	5.75%
Nasdaq US Benchmark PharmaceuticalsTM Index	5.76%	16.28%	12.27%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXH for more recent performance information.
Net Assets	$ 15,143,101
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 105,083
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$15,143,101
Total number of portfolio holdings	51
Total advisory fee paid	$105,083
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bristol-Myers Squibb Co.	7.6%
Johnson & Johnson	7.5%
AbbVie, Inc.	7.5%
Merck & Co., Inc.	7.3%
Pfizer, Inc.	7.2%
Amgen, Inc.	3.8%
Zoetis, Inc.	3.7%
Gilead Sciences, Inc.	3.7%
Biogen, Inc.	3.6%
United Therapeutics Corp.	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bristol-Myers Squibb Co.	7.6%
Johnson & Johnson	7.5%
AbbVie, Inc.	7.5%
Merck & Co., Inc.	7.3%
Pfizer, Inc.	7.2%
Amgen, Inc.	3.8%
Zoetis, Inc.	3.7%
Gilead Sciences, Inc.	3.7%
Biogen, Inc.	3.6%
United Therapeutics Corp.	3.6%

C000169748 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network E-Commerce ETF
Class Name	First Trust S-Network E-Commerce ETF
Trading Symbol	ISHP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S-Network E-Commerce ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ISHP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ISHP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network E-Commerce ETF	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.82% during the 12 months ended March 31, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 7.21% for the same Period.
During the Period, investments in the Consumer Discretionary sector received the greatest average weight in the Fund of 39.4% and contributed 11.4% to the Fund’s overall return, which was the greatest return contribution of any sector. No sector had negative performance during the Period. The Fund’s currency exposure contributed 0.3% to overall Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust S-Network E-Commerce ETF	22.82%	16.00%	8.44%
S-Network Global E-Commerce IndexTM(1) (2)	19.58%	N/A	N/A
MSCI ACWI Index	7.21%	15.18%	10.39%
(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ISHP for more recent performance information.
Net Assets	$ 7,248,204
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 31,179
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$7,248,204
Total number of portfolio holdings	61
Total advisory fee paid	$31,179
Portfolio turnover rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd., ADR	2.6%
Kuaishou Technology	2.2%
Prosus N.V.	2.1%
Naspers Ltd., Class N	2.1%
LY Corp.	2.1%
Next PLC	2.0%
DHL Group	2.0%
KE Holdings, Inc., ADR	2.0%
JD.com, Inc., ADR	1.9%
PDD Holdings, Inc., ADR	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding Ltd., ADR	2.6%
Kuaishou Technology	2.2%
Prosus N.V.	2.1%
Naspers Ltd., Class N	2.1%
LY Corp.	2.1%
Next PLC	2.0%
DHL Group	2.0%
KE Holdings, Inc., ADR	2.0%
JD.com, Inc., ADR	1.9%
PDD Holdings, Inc., ADR	1.9%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/ISHP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended March 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
During the fiscal year ended March 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
During the fiscal year ended March 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/ISHP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/ISHP
C000169749 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Semiconductor ETF
Class Name	First Trust Nasdaq Semiconductor ETF
Trading Symbol	FTXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Semiconductor ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Semiconductor ETF	$55	0.60%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -16.07% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark SemiconductorsTM Index, which returned 7.33% for the same Period.
During the Period, investments in the Semiconductors sub-industry received the greatest average weight in the Fund of 72.1% and contributed -9.4% to the Fund’s overall return, which was the most negative return contribution of any industry. With an average weight of 23.7%, investments in the Semiconductor Materials and Equipment sub-industry contributed -6.1% to the Fund’s overall return. No industry had a material positive contribution to the Fund’s total return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Semiconductor ETF	-16.07%	18.73%	17.68%
Nasdaq US Smart SemiconductorTM Index	-15.59%	19.49%	18.43%
Nasdaq US Benchmark SemiconductorsTM Index	7.33%	36.92%	28.60%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXL for more recent performance information.
Net Assets	$ 234,633,717
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 6,734,366
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$234,633,717
Total number of portfolio holdings	31
Total advisory fee paid	$6,734,366
Portfolio turnover rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
QUALCOMM, Inc.	8.5%
Micron Technology, Inc.	8.1%
Applied Materials, Inc.	8.0%
NVIDIA Corp.	7.6%
Broadcom, Inc.	7.3%
Advanced Micro Devices, Inc.	4.5%
Skyworks Solutions, Inc.	4.2%
KLA Corp.	4.2%
Intel Corp.	4.2%
Avnet, Inc.	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
QUALCOMM, Inc.	8.5%
Micron Technology, Inc.	8.1%
Applied Materials, Inc.	8.0%
NVIDIA Corp.	7.6%
Broadcom, Inc.	7.3%
Advanced Micro Devices, Inc.	4.5%
Skyworks Solutions, Inc.	4.2%
KLA Corp.	4.2%
Intel Corp.	4.2%
Avnet, Inc.	4.1%

C000169750 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Transportation ETF
Class Name	First Trust Nasdaq Transportation ETF
Trading Symbol	FTXR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Transportation ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Transportation ETF	$58	0.60%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -5.79% during the 12 months ended March 31, 2025. The Fund outperformed its benchmark, the Nasdaq US Benchmark Industrial TransportationTM Index, which returned -11.21% for the same Period.
During the Period, investments in the Automobiles industry received the greatest average weight in the Fund of 24.7% and contributed 1.8% to the Fund’s overall return, the greatest contribution of any industry. The most negative contribution to the Fund’s return of -2.7% came from investments in the Air Freight & Logistics industry, which received a weight of 14.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Transportation ETF	-5.79%	16.19%	6.29%
Nasdaq US Smart TransportationTM Index	-5.28%	16.69%	6.81%
Nasdaq US Benchmark Industrial TransportationTM Index	-11.21%	15.26%	12.03%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXR for more recent performance information.
Net Assets	$ 28,248,409
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 207,927
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$28,248,409
Total number of portfolio holdings	40
Total advisory fee paid	$207,927
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Ford Motor Co.	9.2%
General Motors Co.	8.4%
United Parcel Service, Inc., Class B	8.1%
Tesla, Inc.	7.7%
United Airlines Holdings, Inc.	6.4%
United Rentals, Inc.	4.3%
Norfolk Southern Corp.	4.2%
Union Pacific Corp.	4.2%
FedEx Corp.	4.0%
CSX Corp.	4.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Ford Motor Co.	9.2%
General Motors Co.	8.4%
United Parcel Service, Inc., Class B	8.1%
Tesla, Inc.	7.7%
United Airlines Holdings, Inc.	6.4%
United Rentals, Inc.	4.3%
Norfolk Southern Corp.	4.2%
Union Pacific Corp.	4.2%
FedEx Corp.	4.0%
CSX Corp.	4.0%

C000190378 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Select ETF
Class Name	Emerging Markets Equity Select ETF
Trading Symbol	RNEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Select ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RNEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Select ETF	$77	0.76%(1)
(1)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.80% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq Emerging Large Mid CapTM Index, which returned 13.56% for the same Period.
During the Period, investments in India received the greatest allocation of any country, with an average weight of 35.5% and contributed 0.8% to the Fund’s return. With a weight of 12.4%, investments in China contributed 3.9% to the Fund’s overall return, which was the greatest return contribution of any country. The greatest negative contribution to the Fund’s return of -1.5% came from investments in Mexico which received a weight of 5.7%. The Fund’s currency exposure contributed -3.5% to overall Fund performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
Emerging Markets Equity Select ETF	2.80%	9.50%	3.42%
Nasdaq Riskalyze Emerging MarketsTM Index	4.52%	11.89%	5.50%
MSCI Emerging Markets Index	8.39%	7.94%	3.63%
Nasdaq Emerging Large Mid CapTM Index	13.56%	10.38%	5.24%

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RNEM for more recent performance information.
Net Assets	$ 18,026,470
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 136,439
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$18,026,470
Total number of portfolio holdings	267
Total advisory fee paid	$136,439
Portfolio turnover rate	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kotak Mahindra Bank Ltd.	3.7%
Tencent Holdings Ltd.	3.6%
ICICI Bank Ltd.	3.3%
HDFC Bank Ltd.	3.3%
Bajaj Finserv Ltd.	3.2%
Reliance Industries Ltd.	2.7%
Tata Consultancy Services Ltd.	2.2%
Infosys Ltd.	2.2%
Asian Paints Ltd.	2.2%
Bharti Airtel Ltd.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Kotak Mahindra Bank Ltd.	3.7%
Tencent Holdings Ltd.	3.6%
ICICI Bank Ltd.	3.3%
HDFC Bank Ltd.	3.3%
Bajaj Finserv Ltd.	3.2%
Reliance Industries Ltd.	2.7%
Tata Consultancy Services Ltd.	2.2%
Infosys Ltd.	2.2%
Asian Paints Ltd.	2.2%
Bharti Airtel Ltd.	1.8%

C000190379 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg ShareholderYield ETF
Class Name	First Trust Bloomberg ShareholderYield ETF
Trading Symbol	SHRY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg Shareholder Yield ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SHRY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SHRY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Shareholder Yield ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.09% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 8.25% for the same Period.
During the Period, investments in the Financials sector received the greatest average weight in the Fund of 24.6% and contributed 4.5% to the Fund’s overall return, which was the greatest return contribution of any sector. With an average weight of 4.1%, investments in the Materials sector contributed -1.8% to the Fund’s return, which was the most negative return contribution of any sector during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
First Trust Bloomberg Shareholder Yield ETF	8.09%	18.31%	11.35%
Bloomberg Shareholder Yield Index(1) (2)	8.74%	N/A	N/A
Nasdaq Riskalyze US Large CapTM Index	1.41%	17.23%	10.93%
S&P 500® Index	8.25%	18.59%	13.23%
(1)
On March 4, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large CapTM Index to the Bloomberg Shareholder Yield Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to March 4, 2024, reflect performance of the Fund based on the Nasdaq Riskalyze US Large CapTM Index and are not necessarily indicative of the performance that the Fund, based on the Bloomberg Shareholder Yield Index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On March 4, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large CapTM Index to the Bloomberg Shareholder Yield Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to March 4, 2024, reflect performance of the Fund based on the Nasdaq Riskalyze US Large CapTM Index and are not necessarily indicative of the performance that the Fund, based on the Bloomberg Shareholder Yield Index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SHRY for more recent performance information.
Net Assets	$ 18,242,596
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 118,508
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$18,242,596
Total number of portfolio holdings	51
Total advisory fee paid	$118,508
Portfolio turnover rate	153%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Altria Group, Inc.	5.6%
Principal Financial Group, Inc.	5.3%
CF Industries Holdings, Inc.	4.5%
Cigna Group (The)	4.2%
Charter Communications, Inc., Class A	3.8%
EOG Resources, Inc.	3.7%
Comcast Corp., Class A	3.5%
Hartford Insurance Group (The), Inc.	3.3%
Kimberly-Clark Corp.	3.3%
HP, Inc.	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Altria Group, Inc.	5.6%
Principal Financial Group, Inc.	5.3%
CF Industries Holdings, Inc.	4.5%
Cigna Group (The)	4.2%
Charter Communications, Inc., Class A	3.8%
EOG Resources, Inc.	3.7%
Comcast Corp., Class A	3.5%
Hartford Insurance Group (The), Inc.	3.3%
Kimberly-Clark Corp.	3.3%
HP, Inc.	3.3%

C000190380 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Capital Strength ETF
Class Name	First Trust SMID Capital Strength ETF
Trading Symbol	FSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SMID Capital Strength ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSCS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Capital Strength ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.07% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 7.22% for the same Period.
On June 7, 2024, the Fund changed its name and ticker from Mid Cap US Equity Select ETF (“RNMC”) to FSCS. The performance covered by this report includes the period of time from the beginning of April 2024 until the Fund conversion and, thus, Fund performance and allocations are impacted by RNMC’s holdings, accordingly.
During the reporting period, investments in the Industrials sector received the greatest allocation of any sector in the Fund with a 27.9% weight. With a weight of 27.6%, investments in the Financials sector contributed 5.3% to the Fund’s return, which was the greatest return contribution of any sector. With a weight of 2.8%, investments in the Energy sector contributed -0.8% to the Fund’s return, which was the most negative return contribution of any sector during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
First Trust SMID Capital Strength ETF	5.07%	18.52%	9.01%
The SMID Capital Strength Index(1) (2)	N/A	N/A	N/A
Nasdaq Riskalyze US Mid CapTM Index	-3.81%	17.07%	8.37%
Russell 2500TM Index	-3.11%	14.91%	7.82%
Russell 3000® Index	7.22%	18.18%	12.55%
(1)
On June 7, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Mid CapTM Index to The SMID Capital Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On June 7, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Mid CapTM Index to The SMID Capital Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSCS for more recent performance information.
Net Assets	$ 25,892,016
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 124,565
Investment Company Portfolio Turnover	169.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$25,892,016
Total number of portfolio holdings	101
Total advisory fee paid	$124,565
Portfolio turnover rate	169%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
InterDigital, Inc.	1.3%
W.R. Berkley Corp.	1.3%
Skyward Specialty Insurance Group, Inc.	1.2%
Cboe Global Markets, Inc.	1.2%
McCormick & Co., Inc.	1.2%
Genpact Ltd.	1.2%
Rollins, Inc.	1.2%
Chemed Corp.	1.2%
Casey’s General Stores, Inc.	1.2%
Laureate Education, Inc.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
InterDigital, Inc.	1.3%
W.R. Berkley Corp.	1.3%
Skyward Specialty Insurance Group, Inc.	1.2%
Cboe Global Markets, Inc.	1.2%
McCormick & Co., Inc.	1.2%
Genpact Ltd.	1.2%
Rollins, Inc.	1.2%
Chemed Corp.	1.2%
Casey’s General Stores, Inc.	1.2%
Laureate Education, Inc.	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSCS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Capital Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.
During the fiscal year ended March 31, 2025, the Fund’s name changed to First Trust SMID Capital Strength ETF and its ticker symbol changed to FSCS.

Material Fund Change Name [Text Block]	During the fiscal year ended March 31, 2025, the Fund’s name changed to First Trust SMID Capital Strength ETF and its ticker symbol changed to FSCS.
Material Fund Change Objectives [Text Block]
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Capital Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Capital Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Capital Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSCS or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSCS
C000190381 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Growth Strength ETF
Class Name	First Trust SMID Growth Strength ETF
Trading Symbol	FSGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SMID Growth Strength ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSGS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Growth Strength ETF	$59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.92% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 7.22% for the same Period.
On December 3, 2024, the Fund changed its name and ticker from Small Cap US Equity Select ETF (“RNSC”) to FSGS. The performance covered by this report includes the period of time from the beginning of April 2024 until the Fund conversion and, thus, Fund performance and allocations are impacted by RNSC’s holdings, accordingly.
During the reporting period, investments in the Industrials sector received the greatest allocation of any sector in the Fund with a 19.4% weight and contributed -2.6% to the Fund’s return. With a weight of 18.0%, investments in the Financials sector contributed 4.3% to the Fund’s overall return, which was the greatest return contribution of any sector. With a weight of 12.0%, investments in the Information Technology sector contributed
-3.0% to the Fund’s return, which was the most negative return contribution of any sector during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
First Trust SMID Growth Strength ETF	-2.92%	15.30%	6.34%
The SMID Growth Strength Index(1) (2)	N/A	N/A	N/A
Nasdaq Riskalyze US Small CapTM Index	-3.64%	15.76%	6.85%
Russell 3000® Index	7.22%	18.18%	12.55%
S&P 1000® Index	-2.92%	16.36%	8.11%
(1)
On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small CapTM Index to The SMID Growth Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small CapTM Index to The SMID Growth Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSGS for more recent performance information.
Net Assets	$ 27,392,769
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 167,907
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$27,392,769
Total number of portfolio holdings	101
Total advisory fee paid	$167,907
Portfolio turnover rate	172%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
DNOW, Inc.	1.4%
HCI Group, Inc.	1.4%
W.R. Berkley Corp.	1.3%
Halozyme Therapeutics, Inc.	1.3%
Mercury General Corp.	1.3%
Alkermes PLC	1.3%
Rollins, Inc.	1.3%
Casey’s General Stores, Inc.	1.2%
Stride, Inc.	1.2%
Cavco Industries, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
DNOW, Inc.	1.4%
HCI Group, Inc.	1.4%
W.R. Berkley Corp.	1.3%
Halozyme Therapeutics, Inc.	1.3%
Mercury General Corp.	1.3%
Alkermes PLC	1.3%
Rollins, Inc.	1.3%
Casey’s General Stores, Inc.	1.2%
Stride, Inc.	1.2%
Cavco Industries, Inc.	1.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSGS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Growth Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.
During the fiscal year ended March 31, 2025, the Fund’s name changed to First Trust SMID Growth Strength ETF and its ticker symbol changed to FSGS.

Material Fund Change Name [Text Block]	During the fiscal year ended March 31, 2025, the Fund’s name changed to First Trust SMID Growth Strength ETF and its ticker symbol changed to FSGS.
Material Fund Change Objectives [Text Block]
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Growth Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Growth Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Growth Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSGS or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSGS
C000190382 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 DiversifiedDividend Aristocrats ETF
Class Name	First Trust S&P 500 DiversifiedDividend Aristocrats ETF
Trading Symbol	KNGZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P 500 Diversified Dividend Aristocrats ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNGZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/KNGZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Dividend Aristocrats ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.32% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 8.25% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector in the Fund with a 31.5% weight and contributed 1.1% to the Fund’s return. With a weight of 5.9%, investments in the Consumer Staples sector contributed 1.1% to the Fund’s overall return, which was the greatest return contribution of any sector. With a weight of 9.0%, investments in the Communication Services sector contributed -0.1% to the Fund’s return, which was the most negative return contribution of any sector during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
First Trust S&P 500 Diversified Dividend Aristocrats ETF	4.32%	15.97%	9.39%
S&P 500® Sector-Neutral Dividend Aristocrats Index(1) (2)	4.84%	N/A	N/A
Nasdaq Riskalyze US Large Cap Select DividendTM Index	3.66%	17.19%	10.33%
Nasdaq US 500 Large CapTM Index	8.37%	18.43%	13.24%
S&P 500® Index	8.25%	18.59%	13.23%
(1)
On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/KNGZ for more recent performance information.
Net Assets	$ 48,258,648
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 202,204
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$48,258,648
Total number of portfolio holdings	100
Total advisory fee paid	$202,204
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Verizon Communications, Inc.	4.2%
International Business Machines Corp.	4.0%
HP, Inc.	3.5%
Texas Instruments, Inc.	3.3%
Microchip Technology, Inc.	3.2%
Hasbro, Inc.	2.4%
Interpublic Group of (The) Cos., Inc.	2.4%
Corning, Inc.	2.3%
QUALCOMM, Inc.	2.3%
CVS Health Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Verizon Communications, Inc.	4.2%
International Business Machines Corp.	4.0%
HP, Inc.	3.5%
Texas Instruments, Inc.	3.3%
Microchip Technology, Inc.	3.2%
Hasbro, Inc.	2.4%
Interpublic Group of (The) Cos., Inc.	2.4%
Corning, Inc.	2.3%
QUALCOMM, Inc.	2.3%
CVS Health Corp.	2.2%

C000227379 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network Streaming & Gaming ETF
Class Name	First Trust S-Network Streaming & Gaming ETF
Trading Symbol	BNGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S-Network Streaming & Gaming ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BNGE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BNGE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Streaming & Gaming ETF	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.05% during the 12 months ended March 31, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 7.21% for the same Period.
During the Period, investments in the United States received the greatest allocation with a 46.8% weight and contributed 2.7% to the Fund’s overall return. Investments in the Cayman Islands received a weight of 19.5% and contributed 5.4% to the Fund’s overall return, which was the greatest return contribution of any country. With a weight of 3.3%, investments in Sweden contributed -1.2% to the Fund’s overall return, which was the most negative return contribution of any country. The Fund’s currency exposure contributed -0.1% to the Fund’s overall performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 25, 2022 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	Since Inception (1/25/22)
First Trust S-Network Streaming & Gaming ETF	16.05%	6.30%
S-Network Streaming & Gaming Index	16.60%	7.23%
MSCI ACWI Index	7.21%	7.17%

Performance Inception Date	Jan. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BNGE for more recent performance information.
Net Assets	$ 4,393,059
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 32,645
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$4,393,059
Total number of portfolio holdings	45
Total advisory fee paid	$32,645
Portfolio turnover rate	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	5.6%
Sony Group Corp.	5.2%
Nintendo Co., Ltd.	5.0%
Spotify Technology S.A.	4.9%
Take-Two Interactive Software, Inc.	4.8%
NetEase, Inc., ADR	4.7%
JOYY, Inc., ADR	4.6%
Netflix, Inc.	4.5%
Warner Bros. Discovery, Inc.	4.4%
Electronic Arts, Inc.	4.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	5.6%
Sony Group Corp.	5.2%
Nintendo Co., Ltd.	5.0%
Spotify Technology S.A.	4.9%
Take-Two Interactive Software, Inc.	4.8%
NetEase, Inc., ADR	4.7%
JOYY, Inc., ADR	4.6%
Netflix, Inc.	4.5%
Warner Bros. Discovery, Inc.	4.4%
Electronic Arts, Inc.	4.3%

C000227613 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Medical Devices ETF
Class Name	First Trust Indxx Medical Devices ETF
Trading Symbol	MDEV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Medical Devices ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDEV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MDEV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Medical Devices ETF	$68	0.70%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -5.44% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the MSCI World Health Care Index, which returned -1.11% for the same Period.
During the Period, investments in the United States received the greatest allocation of any country with an average weight of 57.5% and a return contribution of -4.0%, which was the most negative  of any country to the Fund’s overall return. With an average weight of 2.0%, investments in China contributed 1.6% to the Fund’s overall return, which was the greatest return contribution of any country. The Fund’s currency exposure contributed 0.2% to the Fund’s overall performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 22, 2021 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	1 Year	Since Inception (6/22/21)
First Trust Indxx Medical Devices ETF	-5.44%	-5.71%
Indxx Medical Devices Index	-5.10%	-5.20%
MSCI World Health Care Index	-1.11%	3.60%
MSCI World Index	7.07%	6.76%

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MDEV for more recent performance information.
Net Assets	$ 2,015,809
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 21,001
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,015,809
Total number of portfolio holdings	50
Total advisory fee paid	$21,001
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Penumbra, Inc.	2.9%
WuXi AppTec Co., Ltd., Class H	2.7%
Masimo Corp.	2.6%
Boston Scientific Corp.	2.6%
Abbott Laboratories	2.5%
Insulet Corp.	2.5%
Zimmer Biomet Holdings, Inc.	2.4%
Edwards Lifesciences Corp.	2.4%
Stryker Corp.	2.3%
Globus Medical, Inc., Class A	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Penumbra, Inc.	2.9%
WuXi AppTec Co., Ltd., Class H	2.7%
Masimo Corp.	2.6%
Boston Scientific Corp.	2.6%
Abbott Laboratories	2.5%
Insulet Corp.	2.5%
Zimmer Biomet Holdings, Inc.	2.4%
Edwards Lifesciences Corp.	2.4%
Stryker Corp.	2.3%
Globus Medical, Inc., Class A	2.3%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MDEV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended March 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
During the fiscal year ended March 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
During the fiscal year ended March 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MDEV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MDEV
C000248907 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg R&D Leaders ETF
Class Name	First Trust Bloomberg R&D Leaders ETF
Trading Symbol	RND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg R&D Leaders ETF (the “Fund”) for the period of April 30, 2024 (commencement of investment operations) to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg R&D Leaders ETF	$59(1)	0.60%(2)
(1)	The Fund commenced investment operations on April 30, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 59	[2]
Expense Ratio, Percent	0.60%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.93% from its inception on April 30, 2024 through March 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 12.86% for the same Period.
During the Period, investments in the Information Technology sector received the greatest average weight in the Fund of 36.8% and contributed 5.0% to the Fund’s overall return, which was the greatest return contribution of any sector. No sector had negative performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 30, 2024 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	Since Inception (4/30/24)
First Trust Bloomberg R&D Leaders ETF	14.93%
Bloomberg R&D Leaders Select Index	15.60%
S&P 500® Index	12.86%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RND for more recent performance information.
Net Assets	$ 2,253,950
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 11,655
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,253,950
Total number of portfolio holdings	50
Total advisory fee paid	$11,655
Portfolio turnover rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	7.9%
Apple, Inc.	7.8%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class A	7.2%
NVIDIA Corp.	7.1%
Eli Lilly & Co.	4.7%
Netflix, Inc.	4.6%
Meta Platforms, Inc., Class A	4.4%
Broadcom, Inc.	3.2%
Intuitive Surgical, Inc.	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.9%
Apple, Inc.	7.8%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class A	7.2%
NVIDIA Corp.	7.1%
Eli Lilly & Co.	4.7%
Netflix, Inc.	4.6%
Meta Platforms, Inc., Class A	4.4%
Broadcom, Inc.	3.2%
Intuitive Surgical, Inc.	2.9%

C000251153 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust New Constructs Core Earnings Leaders ETF
Class Name	First Trust New Constructs Core Earnings Leaders ETF
Trading Symbol	FTCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust New Constructs Core Earnings Leaders ETF (the “Fund”) for the period of October 2, 2024 (commencement of investment operations) to March 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New Constructs Core Earnings Leaders ETF	$30(1)	0.60%(2)
(1)	The Fund commenced investment operations on October 2, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 30	[4]
Expense Ratio, Percent	0.60%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.09% from its inception on October 2, 2024 through March 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned -1.07% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector in the Fund with a 31.0% weight and contributed -0.4% to the Fund’s return, which was the most negative contribution to the Fund’s return of any sector. With an average weight of 9.3%, investments in the Communication Services sector contributed 1.4% to the Fund’s overall return, which was the greatest return contribution of any sector during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 2, 2024 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2025)	Since Inception (10/2/24)
First Trust New Constructs Core Earnings Leaders ETF	0.09%
Bloomberg New Constructs Core Earnings Leaders Index	0.34%
S&P 500® Index	-1.07%

Performance Inception Date	Oct. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTCE for more recent performance information.
Net Assets	$ 41,844,946
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 110,261
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$41,844,946
Total number of portfolio holdings	100
Total advisory fee paid	$110,261
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Yum! Brands, Inc.	4.9%
Ford Motor Co.	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	3.7%
Broadcom, Inc.	3.3%
International Business Machines Corp.	3.2%
Oracle Corp.	3.2%
Mastercard, Inc., Class A	3.2%
AT&T, Inc.	3.1%
Chevron Corp.	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Yum! Brands, Inc.	4.9%
Ford Motor Co.	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	3.7%
Broadcom, Inc.	3.3%
International Business Machines Corp.	3.2%
Oracle Corp.	3.2%
Mastercard, Inc., Class A	3.2%
AT&T, Inc.	3.1%
Chevron Corp.	2.9%

[1]	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.
[2]	The Fund commenced investment operations on April 30, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[3]	Annualized.
[4]	The Fund commenced investment operations on October 2, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[5]	Annualized.